UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/99

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
                                  [   ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts       8/10/99

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     147

Form 13F Information Table Value Total:     $270,578
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
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                                        Form 13F INFORMATION
TABLE

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       4,538     100 SH SOLE            100
Abbott Laboratories      COM  002824100   1,017,534  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100  10,785,638 237,700 SH OTHER                237,700
American Express Co.     COM  025816109     814,583   6,260 SH OTHER                  6,260
American Home Products   COM  026609107      45,900     800 SH DEFINED 01               800
American Home Products   COM  026609107     160,650   2,800 SH OTHER                  2,800
American Int'l Group     COM  026874107       8,677      74 SH SOLE             74
American Int'l Group     COM  026874107   2,507,274  21,384 SH DEFINED O1            21,384
American Int'l Group     COM  026874107  16,784,220 143,149 SH OTHER                143,149
ATT Corp                 COM  001957109   1,111,059  19,907 SH DEFINED O1            19,907
ATT Corp                 COM  001957109   2,787,667  49,947 SH OTHER                 49,947
Ameritech Corp           COM  030954101   1,933,638  26,308 SH DEFINED O1            26,308
Ameritech Corp           COM  030954101   1,662,145  22,070 SH OTHER                 22,070
Automatic Data ProcessingCOM  053015103       8,800     200 SH SOLE            200
Automatic Data ProcessingCOM  053015103   1,432,200  32,550 SH DEFINED 01            32,550
Automatic Data ProcessingCOM  053015103  10,380,920 235,930 SH OTHER                235,930
BankAmerica Corp         COM  06605F102      29,325     400 SH OTHER                    400
BankBoston               COM  06605R106   2,162,588  42,300 SH OTHER                 42,300
Bell Atlantic Corp.      COM  077853109     744,098  11,382 SH DEFINED O1            11,382
Bell Atlantic Corp.      COM  077853109     775,086  11,856 SH OTHER                 11,856
BellSouth                COM  079860102      24,908     540 SH DEFINED 01               540
BellSouth                COM  079860102      49,262   1,068 SH OTHER                  1,068
Berkshire Hathaway CL B  COM  084670207     864,640     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,176,000     525 SH OTHER                    525
BP Amoco PLC             ADR  055622104     118,048   1,088 SH DEFINED 01             1,088
Bristol Myers Squibb     COM  110122108     363,458   5,160 SH OTHER                  5,160
Capital One Financial    COM  14040H105      66,825   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      19,013     200 SH OTHER                    200
Cintas Corp.             COM  172908105       3,359      50 SH SOLE             50
Cintas Corp.             COM  172908105      85,664   1,275 SH DEFINED 01             1,275
Cintas Corp.             COM  172908105   1,265,813  18,840 SH OTHER                 18,840
Cisco Systems            COM  17275R102      68,949   1,070 SH OTHER                  1,070
Citigroup Inc.           COM  172967101      17,813     375 SH OTHER                    375
Coca Cola                COM  191216100       5,580      90 SH SOLE         90
Coca Cola                COM  191216100   3,503,310  56,505 SH DEFINED O1            56,505
Coca Cola                COM  191216100  13,910,630 224,365 SH OTHER                224,365
Crown, Cork & Seal       COM  228255105      28,500   1,000 SH OTHER                  1,000
Disney (Walt) Company    COM  254687106       4,314     140 SH SOLE        140
Disney (Walt) Company    COM  254687106     177,172   5,750 SH DEFINED 01             5,750
Disney (Walt) Company    COM  254687106     659,388  21,400 SH OTHER                 21,400
Dominion Res Inc. VA     COM  257470104      20,920     483 SH OTHER                    483
Dow Chemical             COM  260543103      25,375     200 SH OTHER                    200
Dupont E I De Nemours    COM  263534109     163,540   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       7,588     112 SH OTHER                    112
Elan PLC ADR             COM  284131208      55,500   2,000 SH OTHER                  2,000
Electronic Data Systems  COM  285661104       4,530      80 SH SOLE          80
Electronic Data Systems  COM  285661104     283,125   5,000 SH DEFINED 01             5,000
Electronic Data Systems  COM  285661104     989,805  17,480 SH OTHER                 17,480
Emerson Electric         COM  291011104       3,147      50 SH SOLE          50
Emerson Electric         COM  291011104     797,733  12,675 SH DEFINED 01            12,675
Emerson Electric         COM  291011104   3,635,899  57,770 SH OTHER                 57,770
Ericsson L M Tel Co. CL  COM  294821400     559,938  17,000 SH OTHER                 17,000
Exxon                    COM  302290101     223,663   2,900 SH DEFINED 01             2,900
Exxon                    COM  302290101   2,200,531  28,532 SH OTHER                 28,532
First Union Corp         COM  337358105      20,735     440 SH OTHER                    440
General Electric         COM  369604103       9,040      80 SH SOLE          80
General Electric         COM  369604103   4,245,410  37,570 SH DEFINED O1            37,570
General Electric         COM  369604103  20,727,590 183,430 SH OTHER                183,430
General Mills            COM  370334104     241,125   3,000 SH DEFINED 01             3,000
General Mills            COM  370334104      48,225     600 SH OTHER                    600
Genzyme Corp General Div COM  372917104      48,500   1,000 SH OTHER                  1,000
Genzyme Molecular             372917500         297     108 SH OTHER                    108
Gillette Co.             COM  375766102       2,050      50 SH SOLE          50
Gillette Co.             COM  375766102     572,155  13,955 SH DEFINED 01            13,955
Gillette Co.             COM  375766102   2,341,100  57,100 SH OTHER                 57,100
GTE Corp                 COM  362320103      15,100     200 SH OTHER                    200
Hewlett Packard Co.      COM  428236103       7,035      70 SH SOLE          70
Hewlett Packard Co.      COM  428236103     964,800   9,600 SH DEFINED 01             9,600
Hewlett Packard Co.      COM  428236103   5,256,150  52,300 SH OTHER                 52,300
Intel Corp.              COM  458140100     176,715   2,970 SH DEFINED 01             2,970
Intel Corp.              COM  458140100   1,092,420  18,360 SH OTHER                 18,360
Int'l Flavors & FragranceCOM  459506101     103,400   2,350 SH DEFINED 01             2,350
Int'l Flavors & FragranceCOM  459506101     512,160  11,640 SH OTHER                 11,640
International Paper Co.  COM  460146103     100,500   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101     103,400     800 SH OTHER                    800
Investors Finl Services  COM  461915100      80,000   2,000 SH OTHER                  2,000
Johnson & Johnson        COM  478160104       9,800     100 SH SOLE        100
Johnson & Johnson        COM  478160104   5,803,070  59,215 SH DEFINED 01            59,215
Johnson & Johnson        COM  478160104  22,469,440 229,280 SH OTHER                229,280
Kerr McGee Corp.         COM  492386107      18,519     369 SH OTHER                    369
Lucent Technologies      COM  549463107     413,424   3,828 SH SOLE       3,828
Lucent Technologies      COM  549463107   1,489,694  22,090 SH DEFINED 01            22,090
Lucent Technologies      COM  549463107   7,588,607 112,528 SH OTHER                112,528
Marsh & McLennan         COM  571748102   1,010,428  13,350 SH DEFINED O1            13,350
Marsh & McLennan         COM  571748102   6,528,046  86,250 SH OTHER                 86,250
McGraw Hill Companies    COM  580645109     161,813   3,000 SH DEFINED 01             3,000
McGraw Hill Companies    COM  580645109   6,041,000 112,000 SH OTHER                112,000
McDonalds                COM  580135101      32,900     800 SH DEFINED 01               800
McDonalds                COM  580135101      98,700   2,400 SH OTHER                  2,400
Medtronic Corp.          COM  585055106      77,875   1,000 SH OTHER                  1,000
Merck                    COM  589331107      10,308     140 SH SOLE         140
Merck                    COM  589331107   4,464,326  60,636 SH DEFINED 01            60,636
Merck                    COM  589331107  22,504,219 305,600 SH OTHER                305,660
Microsoft                COM  594918104     411,255   4,560 SH DEFINED 01             4,560
Microsoft                COM  594918104   1,038,058  11,510 SH OTHER                 11,510
Minnesota Mining & Mfg   COM  604059105     497,717   5,725 SH DEFINED 01             5,725
Minnesota Mining & Mfg   COM  604059105   2,497,280  28,725 SH OTHER                 28,725
Minnesota Power          COM  604110106       7,950     400 SH OTHER                    400
Morgan, J.P.             COM  616880100       7,025      50 SH SOLE          50
Morgan, J.P.             COM  616880100   2,259,662  16,083 SH DEFINED 01            16,083
Morgan, J.P.             COM  616880100   7,743,517  55,114 SH OTHER                 55,114
Motorola Inc.            COM  620076109     809,639   8,545 SH DEFINED 01             8,545
Motorola Inc.            COM  620076109   4,243,853  44,790 SH OTHER                 44,790
National City Corp.      COM  635405103       5,240      80 SH DEFINED 01               80
National City Corp.      COM  635405103      49,125     750 SH OTHER                    750
New England Electric Sys COM  644001109      23,759     474 SH OTHER                    474
Nisource Inc.                 65473P105      11,151     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   3,686,000  38,000 SH OTHER                 38,000
Ocean Energy                  67481E106       9,625   1,000 SH OTHER                  1,000
Pepsico                  COM  713448108       5,416     140 SH SOLE         140
Pepsico                  COM  713448108     705,080  18,225 SH DEFINED O1             18,225
Pepsico                  COM  713448108   9,956,228 257,350 SH OTHER                 257,350
Pfizer, Inc.             COM  717081103      21,800     200 SH OTHER                     200
Procter & Gamble         COM  742718109       8,925     100 SH SOLE         100
Procter & Gamble         COM  742718109   3,531,176  39,565 SH DEFINED 01             39,565
Procter & Gamble         COM  742718109   8,134,245  91,140 SH OTHER                  91,140
Ranger Oil               COM  752805101       4,938   1,000 SH OTHER                   1,000
Raytheon CLB             COM  755111408     200,925   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408      54,285     770 SH OTHER                     770
Reuters Group OLC        COM  76132M102      84,305   1,040 SH OTHER                   1,040
Santa Fe Snyder          COM  80218K105       8,000   1,000 SH OTHER                   1,000
Sara Lee Corp.           COM  803111103   1,388,475  61,200 SH OTHER                  61,200
SBC Communications       COM  78387G103      75,400   1,300 SH OTHER                   1,300
Schlumberger Ltd.        COM  806857108   1,432,969  22,500 SH OTHER                  22,500
Service Corp. Int'l      COM  817565104      19,250   1,000 SH OTHER                   1,000
Sigma Aldrich            COM  826552101       4,477     130 SH SOLE         130
Sigma Aldrich            COM  826552101     423,581  12,300 SH DEFINED 01             12,300
Sigma Aldrich            COM  826552101   2,741,225  79,600 SH OTHER                  79,600
St. Paul Companies       COM  792860108     227,459   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102       6,830      80 SH SOLE          80
State Street Boston      COM  857473102     858,873  10,060 SH DEFINED 01             10,060
State Street Boston      COM  857473102   8,167,826  95,670 SH OTHER                  95,670
Stryker                  COM  863667101     222,463   3,700 SH DEFINED 01              3,700
Stryker                  COM  863667101     796,055  13,240 SH OTHER                  13,240
Sybase, Inc.             COM  871130100      17,160   1,560 SH SOLE       1,560
Sysco                    COM  871829107       5,963     200 SH SOLE         200
Sysco                    COM  871829107     496,378  16,650 SH DEFINED 01             16,650
Sysco                    COM  871829107   2,083,894  69,900 SH OTHER                  69,900
TECO Energy              COM  872375100      85,313   3,750 SH DEFINED 01              3,750
TECO Energy              COM  872375100     127,400   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     136,800     950 SH OTHER                     950
Time Warner Inc.         COM  887315109   1,487,360  20,480 SH OTHER                  20,480
United Dominion Realty   COM  910197102      21,525   2,100 SH SOLE       2,100
United Dominion Realty   COM  910197102      52,875   4,500 SH DEFINED 01              4,500
United Dominion Realty   COM  910197102   1,522,800 129,600 SH OTHER                 129,600
Wilmington Trust Corp.   COM  971807102     229,500   4,000 SH OTHER                   4,000

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